SCHEDULE OF LONG TERM DEBT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Long-term debt total	$ 8,215,881	$ 8,849,280	$ 9,281,525
Current portion of long-term debt	(890,901)	(963,450)	(1,010,570)
Long-term debt	7,324,980	7,885,830	8,270,955
Senior Secured Amortizing Credit Facility [Member]
Short-term Debt [Line Items]
Long-term debt total	809,210	877,550
Net of Deferred Financing cost	18,477	22,737
Senior Secured Amortizing Credit Facility [Member]
Short-term Debt [Line Items]
Long-term debt total		877,550	963,174
Employee Benefits, Solutions, LLC, and US Benefits Alliance [Member]
Short-term Debt [Line Items]
Long-term debt total		542,760	595,797
Southwestern Montana Financial Center, Inc. [Member]
Short-term Debt [Line Items]
Long-term debt total		979,966	1,066,815
Fortman Insurance Agency, LLC [Member]
Short-term Debt [Line Items]
Long-term debt total		2,465,410	2,593,707
Altruis Benefits Consulting, LLC [Member]
Short-term Debt [Line Items]
Long-term debt total		3,983,594	$ 4,062,032
E B Sand U S B A [Member]
Short-term Debt [Line Items]
Long-term debt total	500,025	542,760
Net of Deferred Financing cost	14,222	19,044
S W M T [Member]
Short-term Debt [Line Items]
Long-term debt total	909,156	979,966
Net of Deferred Financing cost	12,155	16,685
F I S [Member]
Short-term Debt [Line Items]
Long-term debt total	2,287,256	2,465,410
Net of Deferred Financing cost	44,115	54,293
A B C [Member]
Short-term Debt [Line Items]
Long-term debt total	3,710,234	3,983,594
Net of Deferred Financing cost	$ 50,230	$ 65,968